INTEREST EXPENSES	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES

25.INTEREST EXPENSES

Interest expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest on short-term loans	21,434	23,704	30,760	4,937
Interest on bills payable	7,552	15,923	21,908	3,516
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	20,909	16,971	16,592	2,663
Bank charges	3,937	4,962	4,413	709

	53,832	61,560	73,673	11,825